Post balance sheet events (Details) - Major business combination $ in Millions	Jan. 16, 2024 USD ($)
DeLeon Holdco LLC
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	100.00%
DeLeon Holdco LLC
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	50.00%
Consideration paid (received)	$ 200